SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these condensed consolidated financial statements are set out below.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Therefore, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2021, as filed with the SEC on April 18, 2022. Unless otherwise indicated, all references to “$” are to U.S. dollars, and all references to “£” or “GBP” are to Great Britain Pounds. The Company’s reporting currency is U.S. dollars.

Basis of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary after elimination of intercompany transactions and balances.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Loss

Comprehensive loss of all periods presented is comprised primarily of net loss and foreign currency translation adjustments.

Risk and Uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including but not limited to, the success of its exploration to research and development activities, need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.

Cash

The Company considers all highly liquid investments purchased with an original maturity date of three months or less at the date of purchase and money market accounts to be cash equivalents. At September 30, 2022 and December 31, 2021, the Company had no cash equivalents and all cash amounts consisted of cash on deposit.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to significant contribution of credit risk consist of cash. Periodically, the Company maintains deposits in financial institutions in excess of government insured limits. Management believes that the Company is not exposed to significant credit risk as the Company’s deposits are held at financial institutions that management believes to be of high credit quality and the Company has not experienced any losses in these deposits.

Equipment, net

Equipment is stated at cost, less accumulated depreciation. The Company depreciates its equipment for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. The Equipment consists of computer equipment, which has a useful life of 3 years. Maintenance and repairs are expensed when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings.

Share-based Compensation

The Company may award stock options, performance-based options and other equity-based instruments to its employees, directors and consultants. Compensation cost related to equity-based instruments is based on the fair value of the instrument on the grant date, and is recognized over the requisite service period on a straight-line basis over the vesting period except for performance-based options. Performance-based stock options vest based on the achievement of performance targets. Compensation costs associated with performance-based option awards are recognized over the requisite service period based on probability of achievement. Performance-based stock options require management to make assumptions regarding the likelihood of achieving performance targets.

The Company estimates the fair value of service based and performance-based stock option awards, including modifications of stock option awards, using the Black-Scholes option pricing model. This model derives the fair value of stock options based on certain assumptions related to expected stock price volatility, expected option life, risk-free interest rate and dividend yield.

Recent Accounting Standards

Adopted Accounting Standards

None

Standards not yet adopted

None

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in United States of America (“GAAP”) and are in U.S. dollars. Unless otherwise indicated, all references to “$” are to United States dollars, and all references to “GBP” are to Great Britain Pounds. The Company’s reporting currency is U.S. dollars.

Basis of Consolidation

The accompanying audited consolidated financial statements include the accounts of Accustem Sciences Inc. as well as its wholly-owned subsidiary. The Company consolidates all entities over which the Company has the power to govern the financial and operating policies and therefore exercises control, and upon which the Company has a controlling financial interest. The existence and effect of both current voting rights and potential voting rights that are currently exercisable or convertible are considered when assessing whether control of an entity is exercised. The subsidiary is consolidated from the date at which the Company obtains control and are de-consolidated from the date at which control ceases.

Inter-company transactions and balances between companies are eliminated upon consolidation. Accounting policies of the subsidiary has been changed where necessary to ensure consistency with the policies adopted by the Company.

Prior to the redomiciliation, Limited reported its consolidated financial statements in accordance with International Financial Reporting Standards (“IFRS”). Following the redomiciliation, the Company transitioned to GAAP and applied GAAP retrospectively for all prior periods presented. In the opinion of management, all necessary adjustments (consisting of normal recurring adjustments, intercompany adjustments, reclassifications and non-recurring adjustments) have been recorded to present fairly our financial position as of December 31, 2021 and 2020, and the results of operations, and cash flows for the periods ended December 31, 2021 and 2020. The Company and its subsidiary have historically been under common control. The redomiciliation and related internal reorganization was accounted for consistent with a reorganization of entities under common control in accordance with ASC 805 - Business Combinations. Accordingly, the transfer of the assets and liabilities and exchange of shares was recorded in the new entity at their carrying amounts from the transferring entity at the date of transfer. The financial information for all periods in the financial statements presented prior to the reorganization are presented on a consolidated basis for all periods upon which the entities are under common control.

Comprehensive income(loss)

Comprehensive income (loss) of all periods presented is comprised primarily of net loss and foreign currency translation adjustments.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Risk and Uncertainties

The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including but not limited to, the success of its exploration to research and development activities, need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.

Impairment of Long-lived Assets

The Company reviews the recoverability of its long-lived assets (or asset groups) in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 360 (“ASC 360”) Property, Plant, and Equipment, whenever events or changes in circumstances indicate that the carrying amount of the long-lived asset (group) might not be recoverable. The assessment for potential impairment is based primarily on the Company’s ability to recover the carrying value of its long-lived assets from expected future undiscounted cash flows. If the total expected future undiscounted cash flows are less than the carrying amount of the assets, a loss is recognized for the difference between fair value (computed based upon the expected future discounted cash flows) and the carrying value of the assets.

Income Taxes

The Company accounts for income taxes under ASC 740 - Income Taxes. For federal and state income taxes, deferred tax assets and liabilities are recognized based upon the differences between the financial statement and the tax basis of assets and liabilities. In addition, deferred tax assets are also recorded with respect to net operating losses and other tax attribute carryforwards. Deferred income taxes are based upon prescribed rates and enacted laws applicable to periods in which differences are expected to reverse. A valuation allowance is recorded when it is not more likely than not that the tax benefit from the deferred tax assets will be realized.

The Company intends to continue maintaining a full valuation allowance on its deferred tax assets until there is sufficient evidence to support reversal of all or a portion of the allowances. In establishing the full valuation allowance position, the Company considered all available evidence, including all potential sources of taxable income, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as any other available and relevant information. Existing valuation allowances are re-examined each period. If it were determined that it is more likely than not that a deferred tax asset will be realized, the appropriate amount of the valuation allowance, if any, would be released in the period this determination is made.

Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. There were no uncertain tax positions that require accrual or disclosure to the financial statements as of December 31, 2021 and 2020. Tax positions taken or expected to be taken in the course of preparing the Company’s tax returns are required to be evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.

Research and Development Expenses

Research and product development costs are expensed as incurred under ASC 730 - .Research and Development. Research and development expenses primarily consist of costs associated with the preclinical and clinical development of the Company’s product candidate portfolio, including but not limited to payments to Clinical Research Organizations (“CROs”), the manufacturing of clinical trial material, preclinical research activities, consultants and personnel needed to perform research and development activities, intellectual property, as well as costs to license intellectual property that is an in-process research and development asset with no alternative future use.

Segment Information

The Company applies ASC 280, Segment Reporting, in determining reportable segments for its financial statement disclosure. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”). The Company has determined that it operates as a single operating segment and has one reportable segment.

Fair Value of Financial Instruments

The Company classifies a financial instrument, or its component parts, as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument.

The Company evaluates the terms of the financial instrument to determine whether it contains an asset, a liability or an equity component. Such components shall be classified separately as financial assets, financial liabilities or equity instruments.

The Company’s financial liabilities include trade and other payables. The carrying value of such amounts approximate fair value based on the short-term nature of the items. The Company does not hold any financial assets or liabilities at fair value through profit or loss or fair value through other comprehensive income

Stock-based compensation expenses

The Company recognizes stock-based compensation expense for awards of equity instruments to employees and non-employees based on the grant-date fair value of those awards in accordance with ASC 718 - Stock Compensation. The grant-date fair value of the award is recognized as compensation expense ratably over the requisite service period, which generally equals the vesting period of the award. The Company accounts for actual forfeitures in the period the forfeiture occurs.

The Company’s stock-based payments include stock options. Stock-based compensation expense is included in general and administrative expenses and research and development expenses in the Statements of Operations.

Loss per Share

The Company computes loss per share in accordance with ASC 260 - Earnings per Share. Basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common shares outstanding during the period. Diluted net loss per share of common stock is computed by giving effect to all potential dilutive shares of common stock, including options, restricted stock units (“RSUs”) and performance awards. Basic and diluted net loss per share of common stock were the same for all periods presented as the impact of all potentially dilutive securities outstanding was anti-dilutive.

Foreign Currencies

The consolidated financial statements are presented in United States dollars which is the Company’s reporting and functional currency as the Company’s operating and capital costs are transacted in U.S. dollars. The Company’s fully consolidated subsidiary functional currency continued to be GBP, which is the currency of the primary economic environment in which the entities operated.

The financial results and position of foreign operations whose functional currency was different from the Company’s reporting currency were translated as follows:

●	assets and liabilities were translated at year-end exchange rates prevailing at that reporting date;
●	income and expenses were translated at average exchange rates for the period; and
●	equity transactions including retained earnings/accumulated deficit were translated at the exchange rates prevailing at the date of the transaction.

Gains and losses arising from translations or settlements of foreign currency denominated transactions or balances were included in the determination of income. “Other comprehensive loss,” in the consolidated statements of comprehensive loss, included foreign currency translation adjustments for the periods ended December 31, 2021 and 2020.

Recently Issued and Adopted Accounting Standards

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards apply to private companies.

The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, the consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

The JOBS Act does not preclude an emerging growth company from early adopting new or revised accounting standards. As described below, the Company has early adopted certain accounting pronouncements before the due date for emerging growth companies. The Company expects to use the extended transition period for any other new or revised accounting standards during the period for which the Company remains an emerging growth company.

The Company considers the applicability and impact of all Accounting Standards Updates (“ASUs”). ASUs not discussed below were assessed and determined to be either not applicable or are expected to have minimal impact on the Company’s financial statements.

Effective June 5, 2020, ASU 2018-07, “Compensation—Stock Compensation - ASC 718.” This update is intended to reduce cost and complexity and to improve financial reporting for stock-based payments issued to non-employees, such as service providers, consultants, external legal counsel, and suppliers. The ASU expands the scope of Topic 718, Compensation—Stock Compensation, which currently only includes stock-based payments issued to employees, to also include stock-based payments issued to non-employees for goods and services. Consequently, the accounting for stock-based payments to non-employees and employees will be substantially aligned. This standard will be effective for financial statements issued by public companies for the annual and interim periods beginning after December 15, 2018. Early adoption of the standard is permitted. The standard will be applied in a retrospective approach for each period presented. We did not record an adjustment as of June 5, 2020, as our adoption of ASU 2018-07 did not have a material impact on the Company’s consolidated financial statements.

Effective July 1, 2020, we early adopted ASU 2019-12, “Income Taxes -ASC 740 : Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes by removing certain exceptions to the general principles in ASC 740. The amendments also improve consistent application of and simplify GAAP for other areas of ASC 740 by clarifying and amending existing guidance. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The adoption of ASU 2019-12 did not have a material impact on the Company’s consolidated financial statements.

Issued Accounting Standards Not Yet Adopted

In February 2016, the FASB issued ASU No. 2016-02 as amended, Leases ASC 842 which requires lessees to recognize assets and liabilities for the rights and obligations created by most leases on their balance sheet. The guidance is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. ASU 2016-02 requires modified retrospective adoption for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. The Company has evaluated Topic 842 and believes that there will be an immaterial on the Company’s financial statements and related disclosures with the adoption of the standard as of January 1, 2022. The Company has no outstanding leases.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging— Contracts in Entity’s Own Equity (Subtopic 815-40) (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. ASU 2020-06 removes from U.S. GAAP the separation models for (1) convertible debt with a cash conversion feature (“CCF”) and (2) convertible instruments with a beneficial conversion feature (“BCF”).

As a result, after adopting the ASU’s guidance, entities will not separately present in equity an embedded conversion feature in such debt. Instead, they will account for a convertible debt instrument wholly as debt, and for convertible preferred stock wholly as preferred stock (i.e., as a single unit of account), unless (1) a convertible instrument contains features that require bifurcation as a derivative under ASC 815 or (2) a convertible debt instrument was issued at a substantial premium. ASU 2020-06 is effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The Company will adopt the provisions of ASU 2020-06 effective January 1, 2024 and is currently assessing potential impacts.

In May 2021, the FASB issued ASU 2021-04, “Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity Classified Written Call Options” (“ASU 2021-04”), which introduces a new way for companies to account for warrants either as stock compensation or derivatives. Under the new guidance, if the modification does not change the instrument’s classification as equity, the company accounts for the modification as an exchange of the original instrument for a new instrument. In general, if the fair value of the “new” instrument is greater than the fair value of the “original” instrument, the excess is recognized based on the substance of the transaction, as if the issuer has paid cash. The effective date of the standard is for interim and annual reporting periods beginning after December 15, 2021 for all entities, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance and does not expect the adoption of this guidance will have a material impact on its consolidated financial statements and disclosures.